Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and Other Receivables
Schedule of trade and other receivables

	Thousands of Euros
	31/12/2020	31/12/2019
Trade receivables	404,771	390,205
Receivables from associates (note 31)	1,447	1,883
Impairment losses (note 30)	(22,985)	(22,291)
Trade receivables	383,233	369,797
Other receivables (note 30)	8,324	8,403
Personnel	822	2,163
Advance payments (note 30)	16,053	20,864
Taxation authorities, VAT recoverable	38,747	46,561
Other public entities	8,414	4,518
Other receivables	72,360	82,509
Current income tax assets	64,565	38,269
Total trade and other receivables	520,158	490,575